LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
SCHEDULE OF LEASE LIABILITIES

	As of December 31, 2021		As of December 31, 2022
	Present value of the minimum lease payment	Total minimum lease payments	Present value of the minimum lease payment	Total minimum lease payments
	HK$’000	HK$’000	HK$’000	HK$’000	US$’000
Within 1 year	7,918	12,938	5,146	6,404	821
After 1 year but within 2 years	3,304	7,946	4,311	5,316	682
After 2 years but within 5 years	10,100	22,316	3,987	6,269	804
After 5 years	39,828	54,550	10,350	12,534	1,607
	61,150	97,750	23,794	30,523	3,914
Less: total future interest expense		(36,600)		(6,729)	(863)
Total present value of lease liabilities		61,150		23,794	3,051
Less: Non-current portion		(53,232)		(18,648)	(2,391)
Lease liabilities – current		7,918		5,146	660